John Hancock
Short Duration Credit Opportunities Fund
Quarterly portfolio holdings 4/30/2021

Fund’s investments
As of 4-30-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 0.9%					$1,700,621
(Cost $1,679,700)
U.S. Government Agency 0.9%					1,700,621
Federal National Mortgage Association 30 Yr Pass Thru (A)	2.500	TBA		1,500,000	1,556,368
Government National Mortgage Association
30 Yr Pass Thru	4.500	01-15-40		69,756	79,741

30 Yr Pass Thru	6.000	08-15-35		55,253	64,512
Foreign government obligations 13.9%					$25,421,163
(Cost $26,637,988)
Angola 0.3%					584,051
Republic of Angola
Bond (6 month LIBOR + 7.500%) (B)	7.760	07-01-23		372,154	363,085
Bond (C)	9.125	11-26-49		219,000	220,966
Argentina 0.5%					889,737
Republic of Argentina
Bond (0.125% to 7-9-21, then 0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter)	0.125	07-09-30		1,361,423	493,516
Bond (0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	0.125	07-09-35		782,000	246,338
Bond (0.125% to 7-9-21, then 2.000% to 7-9-22, then 3.875% to 7-9-23, then 4.250% to 7-9-24, then 5.000% thereafter)	0.125	01-09-38		313,295	118,742
Bond	1.000	07-09-29		82,164	31,141
Armenia 0.0%					48,479
Republic of Armenia
Bond (C)	3.600	02-02-31		53,000	48,479
Bahamas 0.0%					65,490
Commonwealth of Bahamas
Bond (C)	8.950	10-15-32		59,000	65,490
Bahrain 0.1%					192,895
Kingdom of Bahrain
Bond	6.000	09-19-44		207,000	192,895
Belarus 0.2%					381,450
Republic of Belarus
Bond (C)	6.378	02-24-31		292,000	277,791
Bond (C)	7.625	06-29-27		100,000	103,659
Benin 0.1%					114,278
Republic of Benin
Bond (C)	4.875	01-19-32	EUR	95,000	114,278
Brazil 0.8%					1,497,331
Brazil Minas SPE
Bond (C)	5.333	02-15-28		83,300	89,965
Federative Republic of Brazil
Bill (D)	4.644	01-01-22	BRL	1,650,000	294,476
Bond	3.875	06-12-30		385,000	382,174
Bond	4.625	01-13-28		77,000	82,588
Bond	5.625	02-21-47		21,000	22,142
Note	10.000	01-01-23	BRL	1,190,000	237,823
Note	10.000	01-01-25	BRL	150,000	30,300
Note	10.000	01-01-29	BRL	1,075,000	215,982
Note	10.000	01-01-31	BRL	710,000	141,881
2	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Chile 0.1%					$198,886
Republic of Chile
Bond	4.500	03-01-26	CLP	85,000,000	130,488
Bond (C)	4.700	09-01-30	CLP	45,000,000	68,398
China 0.4%					730,723
People's Republic of China
Bond	1.990	04-09-25	CNY	1,710,000	254,771
Bond	3.130	11-21-29	CNY	1,370,000	210,320
Bond	3.190	04-11-24	CNY	1,700,000	265,632
Colombia 0.9%					1,570,496
Republic of Colombia
Bond	3.000	01-30-30		221,000	216,668
Bond	3.250	04-22-32		56,000	54,932
Bond	4.500	01-28-26		82,000	89,585
Bond	5.000	06-15-45		158,000	168,259
Bond	8.125	05-21-24		247,000	293,972
Bond	9.750	07-26-28	COP	427,000,000	124,881
Bond	9.850	06-28-27	COP	1,890,000,000	622,199
Costa Rica 0.1%					176,558
Republic of Costa Rica
Bond	7.158	03-12-45		171,000	176,558
Czech Republic 0.2%					391,075
Czech Republic
Bond	0.250	02-10-27	CZK	2,220,000	95,794
Bond	0.950	05-15-30	CZK	550,000	23,876
Bond	1.000	06-26-26	CZK	3,380,000	153,145
Bond	4.200	12-04-36	CZK	1,980,000	118,260
Dominican Republic 0.3%					596,076
Government of Dominican Republic
Bond (C)	5.875	04-18-24		93,000	99,966
Bond	5.950	01-25-27		127,000	144,145
Bond	6.500	02-15-48		208,000	228,800
Bond (C)	7.450	04-30-44		102,000	123,165
Ecuador 0.2%					303,197
Republic of Ecuador
Bond (0.500% to 7-31-21, then 1.000% to 7-31-22, then 2.500% to 7-31-23, then 3.500% to 7-31-24, then 5.500% to 7-31-25, then 6.900% thereafter) (C)	0.500	07-31-35		362,569	246,551
Bond (C)(D)	6.680	07-31-30		103,938	56,646
Egypt 0.4%					740,440
Arab Republic of Egypt
Bond (C)	7.625	05-29-32		273,000	289,844
Bond (C)	7.903	02-21-48		259,000	254,258
Bond	7.903	02-21-48		200,000	196,338
El Salvador 0.1%					227,678
Republic of El Salvador
Bond	6.375	01-18-27		50,000	51,625
Bond (C)	7.625	02-01-41		22,000	22,557
Bond	8.250	04-10-32		140,000	153,496
Ethiopia 0.0%					23,875
Federal Democratic Republic of Ethiopia
Bond (C)	6.625	12-11-24		25,000	23,875
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Gabon 0.1%					$208,907
Republic of Gabon
Bond (C)	6.625	02-06-31		208,000	208,907
Georgia 0.0%					43,114
Republic of Georgia
Bond (C)	2.750	04-22-26		43,000	43,114
Ghana 0.2%					449,824
Republic of Ghana
Bond	7.625	05-16-29		391,000	397,444
Bond (C)	8.627	06-16-49		54,000	52,380
Guatemala 0.1%					181,200
Republic of Guatemala
Bond	6.125	06-01-50		151,000	181,200
Honduras 0.0%					54,600
Republic of Honduras
Bond (C)	5.625	06-24-30		52,000	54,600
Indonesia 0.7%					1,295,902
Republic of Indonesia
Bond (C)	5.250	01-08-47		52,000	63,971
Bond	7.500	05-15-38	IDR	4,250,000,000	300,690
Bond	8.375	09-15-26	IDR	7,680,000,000	592,206
Bond	9.000	03-15-29	IDR	4,239,000,000	339,035
Iraq 0.1%					218,666
Republic of Iraq
Bond (C)	6.752	03-09-23		215,000	218,666
Ivory Coast 0.1%					228,688
Republic of Ivory Coast
Bond	6.875	10-17-40	EUR	176,000	228,688
Jordan 0.1%					161,584
The Hashemite Kingdom of Jordan
Bond (C)	5.850	07-07-30		156,000	161,584
Kenya 0.1%					178,479
Republic of Kenya
Bond (C)	8.000	05-22-32		163,000	178,479
Lebanon 0.2%					290,981
Republic of Lebanon
Bond (E)	6.000	01-27-23		313,000	38,343
Bond (E)	6.650	04-22-24		475,000	57,352
Bond (E)	8.200	05-17-33		1,309,000	156,635
Bond (E)	8.250	04-12-21		315,000	38,651
Malaysia 0.2%					457,860
Government of Malaysia
Bond	3.733	06-15-28	MYR	1,110,000	283,638
Bond	3.885	08-15-29	MYR	60,000	15,355
Bond	3.906	07-15-26	MYR	430,000	110,825
Bond	4.498	04-15-30	MYR	180,000	48,042
Mexico 1.0%					1,765,320
Government of Mexico
Bond	3.750	04-19-71		242,000	211,450
Bond	4.750	04-27-32		130,000	146,055
Bond	4.750	03-08-44		128,000	136,282
Bond	6.050	01-11-40		132,000	161,169
4	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Mexico (continued)
Bond	7.750	11-13-42	MXN	4,600,000	$225,981
Bond	8.000	12-07-23	MXN	3,910,000	205,993
Bond	8.000	09-05-24	MXN	8,130,000	430,725
Bond	10.000	11-20-36	MXN	4,040,000	247,665
Mozambique 0.1%					282,614
Republic of Mozambique
Bond (5.000% to 9-15-23, then 9.000% thereafter) (C)	5.000	09-15-31		345,000	282,614
Nigeria 0.2%					426,444
Federal Republic of Nigeria
Bond (C)	6.500	11-28-27		100,000	105,708
Bond (C)	7.143	02-23-30		206,000	218,257
Bond (C)	7.625	11-28-47		102,000	102,479
Oman 0.3%					651,161
Sultanate of Oman
Bond (C)	5.625	01-17-28		77,000	80,859
Bond (C)	6.250	01-25-31		208,000	223,600
Bond (C)	7.000	01-25-51		143,000	145,840
Bond (C)	7.375	10-28-32		176,000	200,862
Pakistan 0.1%					197,253
Republic of Pakistan
Bond (C)	6.000	04-08-26		192,000	197,253
Papua New Guinea 0.1%					178,640
Independent State of Papua New Guinea
Bond (C)	8.375	10-04-28		176,000	178,640
Peru 0.1%					208,291
Republic of Peru
Bond	5.400	08-12-34	PEN	400,000	100,755
Bond	6.150	08-12-32	PEN	390,000	107,536
Philippines 0.3%					511,932
Republic of the Philippines
Bond	5.000	01-13-37		409,000	511,932
Poland 0.5%					847,673
Republic of Poland
Bond	2.500	01-25-23	PLN	2,395,000	657,594
Bond	2.750	10-25-29	PLN	660,000	190,079
Qatar 0.4%					682,417
State of Qatar
Bond (C)	3.750	04-16-30		122,000	136,603
Bond (C)	4.000	03-14-29		145,000	164,720
Bond	4.000	03-14-29		233,000	264,853
Bond (C)	6.400	01-20-40		81,000	116,241
Romania 0.4%					704,681
Republic of Romania
Bond (C)	3.375	01-28-50	EUR	103,000	129,364
Bond (C)	3.624	05-26-30	EUR	88,000	121,917
Bond	3.650	09-24-31	RON	330,000	83,068
Bond	5.000	02-12-29	RON	965,000	268,854
Bond (C)	6.125	01-22-44		78,000	101,478
Russia 0.9%					1,672,740
Government of Russia
Bond	4.375	03-21-29		200,000	224,055
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Russia (continued)
Bond	5.250	06-23-47		400,000	$491,808
Bond	7.000	08-16-23	RUB	2,340,000	31,893
Bond	7.050	01-19-28	RUB	10,200,000	138,063
Bond	7.400	12-07-22	RUB	23,450,000	320,114
Bond	7.600	07-20-22	RUB	440,000	5,996
Bond	7.700	03-23-33	RUB	26,600,000	372,016
Bond	7.700	03-16-39	RUB	6,300,000	88,795
Saudi Arabia 0.4%					652,854
Kingdom of Saudi Arabia
Bond (C)	2.250	02-02-33		294,000	277,154
Bond (C)	3.250	10-26-26		170,000	182,686
Bond (C)	4.500	10-26-46		96,000	107,044
Bond (C)	5.250	01-16-50		69,000	85,970
South Africa 0.7%					1,251,168
Republic of South Africa
Bond	5.000	10-12-46		55,000	49,375
Bond	6.250	03-31-36	ZAR	5,970,000	275,544
Bond	6.300	06-22-48		78,000	79,755
Bond	8.500	01-31-37	ZAR	9,194,000	514,021
Bond	10.500	12-21-26	ZAR	4,230,000	332,473
Sri Lanka 0.2%					288,387
Republic of Sri Lanka
Bond (C)	6.750	04-18-28		207,000	134,680
Bond	7.550	03-28-30		236,000	153,707
Thailand 0.2%					298,272
Kingdom of Thailand
Bond	1.585	12-17-35	THB	2,780,000	83,378
Bond	3.775	06-25-32	THB	5,660,000	214,894
Trinidad and Tobago 0.1%					109,623
Republic of Trinidad and Tobago
Bond	4.500	08-04-26		103,000	109,623
Tunisia 0.1%					157,221
Banque Centrale de Tunisia
Bond	5.625	02-17-24	EUR	138,000	157,221
Turkey 0.6%					1,038,223
Republic of Turkey
Bond	4.750	01-26-26		289,000	277,965
Bond	5.750	03-22-24		178,000	180,866
Bond	5.750	05-11-47		158,000	129,970
Bond	6.250	09-26-22		153,000	157,594
Bond	6.350	08-10-24		90,000	92,619
Bond	10.500	08-11-27	TRY	780,000	68,543
Bond	10.600	02-11-26	TRY	580,000	53,770
Bond	11.000	03-02-22	TRY	668,000	76,896
Ukraine 0.2%					372,108
Republic of Ukraine
Bond	7.375	09-25-32		200,000	202,081
Bond (C)	7.750	09-01-25		63,000	67,848
Bond (C)	8.994	02-01-24		93,000	102,179
United Arab Emirates 0.1%					165,505
Abu Dhabi Government
Bond (C)	4.125	10-11-47		144,000	165,505
6	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Uruguay 0.2%					$322,151
Republic of Uruguay
Bond	4.975	04-20-55		206,000	255,592
Bond (C)	8.500	03-15-28	UYU	1,280,000	30,316
Bond	9.875	06-20-22	UYU	1,540,000	36,243
Venezuela 0.1%					133,965
Republic of Venezuela
Bond (E)	7.750	10-13-19		1,374,000	133,965
Corporate bonds 39.0%					$71,112,545
(Cost $70,498,378)
Communication services 3.8%					7,006,859
Diversified telecommunication services 1.3%
AT&T, Inc.	2.250	02-01-32		800,000	758,451
Axtel SAB de CV (C)	6.375	11-14-24		200,000	208,500
Consolidated Communications, Inc. (C)	6.500	10-01-28		158,000	170,221
Intelsat Jackson Holdings SA (E)	5.500	08-01-23		140,000	85,664
Midcontinent Communications (C)	5.375	08-15-27		55,000	57,442
Network i2i, Ltd. (5.650% to 1-15-25, then 5 Year CMT + 4.277%) (C)(F)	5.650	01-15-25		78,000	82,875
Radiate Holdco LLC (C)	4.500	09-15-26		58,000	59,015
Telecom Italia Capital SA	6.000	09-30-34		158,000	177,837
Verizon Communications, Inc.	3.700	03-22-61		750,000	758,646
Entertainment 0.3%
Electronic Arts, Inc.	2.950	02-15-51		400,000	377,187
Netflix, Inc.	4.875	04-15-28		145,000	166,931
Netflix, Inc. (C)	4.875	06-15-30		80,000	92,800
Media 1.7%
Altice France Holding SA (C)	6.000	02-15-28		94,000	93,276
Altice France SA (C)	5.125	07-15-29		191,000	191,239
CCO Holdings LLC (C)	4.500	08-15-30		98,000	99,704
CCO Holdings LLC (C)	5.375	06-01-29		102,000	110,718
Charter Communications Operating LLC	6.484	10-23-45		325,000	429,921
Comcast Corp.	3.969	11-01-47		400,000	450,107
CSC Holdings LLC (C)	5.000	11-15-31		53,000	53,099
CSC Holdings LLC (C)	7.500	04-01-28		342,000	376,628
DISH DBS Corp.	7.375	07-01-28		80,000	86,394
DISH DBS Corp.	7.750	07-01-26		25,000	28,813
Nexstar Broadcasting, Inc. (C)	4.750	11-01-28		40,000	40,750
Sirius XM Radio, Inc. (C)	4.125	07-01-30		96,000	96,000
Sirius XM Radio, Inc. (C)	5.000	08-01-27		83,000	86,917
TEGNA, Inc.	4.625	03-15-28		114,000	116,423
TEGNA, Inc. (C)	4.750	03-15-26		49,000	52,112
Terrier Media Buyer, Inc. (C)	8.875	12-15-27		111,000	120,574
The Interpublic Group of Companies, Inc.	4.650	10-01-28		400,000	461,129
Univision Communications, Inc. (C)	6.625	06-01-27		172,000	186,405
Wireless telecommunication services 0.5%
Sprint Capital Corp.	8.750	03-15-32		122,000	180,865
Sprint Corp.	7.625	02-15-25		165,000	195,938
T-Mobile USA, Inc. (C)	3.875	04-15-30		250,000	272,325
T-Mobile USA, Inc. (C)	4.500	04-15-50		250,000	281,953
Consumer discretionary 3.7%					6,672,777
Auto components 0.1%
Clarios Global LP (C)	6.250	05-15-26		44,000	46,670
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Auto components (continued)
Clarios Global LP (C)	8.500	05-15-27	86,000	$92,880
LCM Investments Holdings II LLC (C)	4.875	05-01-29	21,000	21,481
Automobiles 1.3%
Ford Motor Company	8.500	04-21-23	110,000	123,200
Ford Motor Credit Company LLC	3.375	11-13-25	99,000	101,288
Ford Motor Credit Company LLC	4.125	08-17-27	57,000	59,571
Ford Motor Credit Company LLC	4.271	01-09-27	425,000	446,297
Ford Motor Credit Company LLC	5.113	05-03-29	224,000	244,653
Ford Motor Credit Company LLC	5.125	06-16-25	129,000	140,920
Ford Motor Credit Company LLC	5.584	03-18-24	78,000	85,020
General Motors Company	6.800	10-01-27	128,000	160,934
General Motors Financial Company, Inc.	4.350	01-17-27	400,000	447,373
Hyundai Capital America (C)	1.300	01-08-26	250,000	245,865
Hyundai Capital America (C)	3.250	09-20-22	250,000	258,188
Diversified consumer services 0.1%
WW International, Inc. (C)	4.500	04-15-29	113,000	111,463
Hotels, restaurants and leisure 1.7%
Boyd Gaming Corp. (C)	8.625	06-01-25	87,000	96,326
Boyne USA, Inc. (C)	4.750	05-15-29	30,000	30,825
Carnival Corp. (C)	7.625	03-01-26	143,000	156,585
Churchill Downs, Inc. (C)	5.500	04-01-27	110,000	114,187
Expedia Group, Inc.	3.250	02-15-30	450,000	456,811
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	120,000	127,952
International Game Technology PLC (C)	6.250	01-15-27	120,000	134,813
Marriott International, Inc.	2.850	04-15-31	450,000	447,325
Marriott International, Inc.	5.750	05-01-25	250,000	287,786
NCL Corp., Ltd. (C)	3.625	12-15-24	79,000	75,832
NCL Corp., Ltd. (C)	5.875	03-15-26	81,000	84,645
NCL Finance, Ltd. (C)	6.125	03-15-28	128,000	134,825
Royal Caribbean Cruises, Ltd.	5.250	11-15-22	57,000	58,560
Royal Caribbean Cruises, Ltd. (C)	9.125	06-15-23	108,000	119,228
Sands China, Ltd.	4.600	08-08-23	400,000	427,600
Scientific Games International, Inc. (C)	7.250	11-15-29	95,000	104,492
Scientific Games International, Inc. (C)	8.250	03-15-26	90,000	96,975
Station Casinos LLC (C)	5.000	10-01-25	49,000	49,674
Wynn Resorts Finance LLC (C)	5.125	10-01-29	92,000	95,099
Household durables 0.1%
KB Home	4.800	11-15-29	67,000	72,193
Tri Pointe Homes, Inc.	5.700	06-15-28	64,000	71,057
Weekley Homes LLC (C)	4.875	09-15-28	98,000	101,185
Internet and direct marketing retail 0.2%
Amazon.com, Inc.	2.700	06-03-60	500,000	449,952
Specialty retail 0.2%
PetSmart, Inc. (C)	4.750	02-15-28	37,000	38,156
PetSmart, Inc. (C)	7.750	02-15-29	67,000	72,592
Specialty Building Products Holdings LLC (C)	6.375	09-30-26	173,000	182,299
Consumer staples 1.7%				3,062,987
Beverages 0.3%
Keurig Dr Pepper, Inc.	3.350	03-15-51	475,000	474,147
Triton Water Holdings, Inc. (C)	6.250	04-01-29	96,000	97,200
8	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food and staples retailing 0.5%
Albertsons Companies, Inc. (C)	4.875	02-15-30	99,000	$103,072
Albertsons Companies, Inc. (C)	5.875	02-15-28	85,000	90,525
Sysco Corp.	2.400	02-15-30	250,000	249,725
Walgreens Boots Alliance, Inc.	3.200	04-15-30	425,000	447,114
Food products 0.6%
Chobani LLC (C)	7.500	04-15-25	107,000	111,146
Conagra Brands, Inc.	1.375	11-01-27	450,000	438,026
JBS USA LUX SA (C)	6.500	04-15-29	256,000	287,363
Pilgrim's Pride Corp. (C)	5.875	09-30-27	73,000	77,471
Post Holdings, Inc. (C)	4.625	04-15-30	67,000	67,670
Household products 0.2%
Kimberly-Clark Corp.	1.050	09-15-27	250,000	244,378
Kronos Acquisition Holdings, Inc. (C)	5.000	12-31-26	64,000	64,560
Kronos Acquisition Holdings, Inc. (C)	7.000	12-31-27	102,000	98,928
Tobacco 0.1%
Altria Group, Inc.	2.450	02-04-32	225,000	211,662
Energy 7.6%				13,808,481
Energy equipment and services 0.2%
Archrock Partners LP (C)	6.250	04-01-28	150,000	156,811
ChampionX Corp.	6.375	05-01-26	96,000	100,560
Oil, gas and consumable fuels 7.4%
AI Candelaria Spain SLU (C)	7.500	12-15-28	121,000	137,941
Alta Mesa Holdings LP (E)(G)	7.875	12-15-24	460,000	46
Antero Midstream Partners LP	5.375	09-15-24	56,000	56,910
Antero Midstream Partners LP (C)	5.750	03-01-27	107,000	108,204
Antero Midstream Partners LP (C)	5.750	01-15-28	82,000	83,559
Antero Resources Corp.	5.000	03-01-25	117,000	118,755
Antero Resources Corp. (C)	7.625	02-01-29	36,000	39,040
Boardwalk Pipelines LP	5.950	06-01-26	375,000	442,597
BP Capital Markets PLC (4.375% to 6-22-25, then 5 Year CMT + 4.036%) (F)	4.375	06-22-25	425,000	452,625
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	375,000	432,328
CNX Resources Corp. (C)	6.000	01-15-29	28,000	29,884
CNX Resources Corp. (C)	7.250	03-14-27	112,000	120,985
ConocoPhillips (C)	3.750	10-01-27	400,000	445,291
CrownRock LP (C)	5.000	05-01-29	15,000	15,356
DCP Midstream Operating LP	5.125	05-15-29	121,000	129,168
Diamondback Energy, Inc.	2.875	12-01-24	425,000	450,540
Empresa Nacional del Petroleo	3.750	08-05-26	210,000	221,898
Enterprise Products Operating LLC (4.875% to 8-16-22, then 3 month LIBOR + 2.986%)	4.875	08-16-77	475,000	459,659
EQM Midstream Partners LP (C)	4.500	01-15-29	101,000	100,243
EQM Midstream Partners LP (C)	6.500	07-01-27	139,000	153,489
Genesis Energy LP	5.625	06-15-24	59,000	59,000
Genesis Energy LP	7.750	02-01-28	147,000	148,470
Genesis Energy LP	8.000	01-15-27	58,000	59,753
Guara Norte Sarl (C)	5.198	06-15-34	48,000	48,360
Hilcorp Energy I LP (C)	5.750	10-01-25	225,000	227,662
Holly Energy Partners LP (C)	5.000	02-01-28	105,000	108,413
KazMunayGas National Company JSC (C)	4.750	04-24-25	102,000	114,562
KazMunayGas National Company JSC	5.375	04-24-30	243,000	288,505
KazMunayGas National Company JSC (C)	5.750	04-19-47	43,000	51,644
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
KazTransGas JSC (C)	4.375	09-26-27		140,000	$155,887
Kinder Morgan Energy Partners LP	5.500	03-01-44		375,000	453,551
Leviathan Bond, Ltd. (C)	6.500	06-30-27		48,000	53,245
Leviathan Bond, Ltd. (C)	6.750	06-30-30		48,000	53,768
Murphy Oil Corp.	5.750	08-15-25		119,000	121,713
Murphy Oil Corp.	5.875	12-01-27		77,000	77,385
Murphy Oil Corp.	6.375	07-15-28		23,000	23,345
NAK Naftogaz Ukraine (C)	7.625	11-08-26		299,000	298,285
Northern Natural Gas Company (C)	3.400	10-16-51		400,000	397,559
Occidental Petroleum Corp.	5.550	03-15-26		68,000	73,015
Occidental Petroleum Corp.	6.600	03-15-46		64,000	70,560
Occidental Petroleum Corp.	7.500	05-01-31		63,000	74,970
Occidental Petroleum Corp.	7.875	09-15-31		51,000	61,965
Occidental Petroleum Corp.	8.875	07-15-30		279,000	358,515
Pertamina Persero PT (C)	3.650	07-30-29		92,000	97,189
Pertamina Persero PT (C)	5.625	05-20-43		153,000	176,712
Pertamina Persero PT	6.450	05-30-44		228,000	291,062
Petroamazonas EP (C)	4.625	12-06-21		54,533	52,897
Petroleos de Venezuela SA (E)	5.375	04-12-27		64,000	2,784
Petroleos de Venezuela SA (E)	6.000	05-16-24		3,771,996	164,082
Petroleos de Venezuela SA (E)	9.750	05-17-35		3,459,000	151,331
Petroleos del Peru SA	5.625	06-19-47		405,000	417,150
Petroleos Mexicanos	5.950	01-28-31		128,000	123,571
Petroleos Mexicanos	6.490	01-23-27		232,000	245,340
Petroleos Mexicanos	6.950	01-28-60		200,000	176,980
Petroleos Mexicanos	7.470	11-12-26	MXN	1,320,000	57,491
Petroleos Mexicanos	7.470	11-12-26	MXN	1,100,000	47,909
Petroleos Mexicanos	7.690	01-23-50		70,000	67,375
Petroleos Mexicanos	9.500	09-15-27		97,000	112,579
Phillips 66	2.150	12-15-30		475,000	452,541
Sabine Pass Liquefaction LLC	5.000	03-15-27		375,000	431,099
SM Energy Company	6.125	11-15-22		149,000	147,138
Targa Resources Partners LP	6.500	07-15-27		204,000	221,850
The Oil and Gas Holding Company BSCC (C)	7.625	11-07-24		399,000	447,243
The Williams Companies, Inc.	2.600	03-15-31		450,000	443,975
Total Capital International SA	3.127	05-29-50		800,000	767,335
Tullow Oil PLC (C)	7.000	03-01-25		94,000	81,663
Valero Energy Corp.	2.150	09-15-27		450,000	448,084
Western Midstream Operating LP	5.450	04-01-44		425,000	446,896
WPX Energy, Inc.	4.500	01-15-30		93,000	100,184
Financials 8.6%					15,704,157
Banks 5.9%
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%)	2.496	02-13-31		350,000	351,014
Bank of America Corp.	3.950	04-21-25		500,000	549,959
Brazil Loan Trust 1 (C)	5.477	07-24-23		105,397	109,614
CIT Group, Inc.	6.125	03-09-28		43,000	52,154
Citigroup, Inc.	4.400	06-10-25		500,000	558,429
Citigroup, Inc.	4.450	09-29-27		500,000	567,993
Danske Bank A/S (1.621% to 9-11-25, then 1 Year CMT + 1.350%) (C)	1.621	09-11-26		450,000	447,557
Deutsche Bank AG (2.129% to 11-24-25, then SOFR + 1.870%)	2.129	11-24-26		425,000	430,489
Deutsche Bank AG	3.700	05-30-24		400,000	429,263
10	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (1.589% to 5-24-26, then SOFR + 1.290%)	1.589	05-24-27		250,000	$248,262
HSBC Holdings PLC (1.645% to 4-18-25, then SOFR + 1.538%)	1.645	04-18-26		250,000	252,032
Intesa Sanpaolo SpA (C)	4.000	09-23-29		700,000	760,537
JPMorgan Chase & Co.	3.625	12-01-27		400,000	438,547
JPMorgan Chase Bank NA (C)	3.130	11-23-29	CNY	3,370,000	518,141
KeyBank NA	3.900	04-13-29		400,000	442,815
Lloyds Banking Group PLC	4.582	12-10-25		250,000	280,059
Mizuho Financial Group, Inc. (1.979% to 9-8-30, then SOFR + 1.532%)	1.979	09-08-31		775,000	741,301
Park River Holdings, Inc. (C)	5.625	02-01-29		140,000	136,325
Santander Holdings USA, Inc.	3.244	10-05-26		700,000	746,694
Societe Generale SA (1.488% to 12-14-25, then 1 Year CMT + 1.100%) (C)	1.488	12-14-26		750,000	741,993
Standard Chartered PLC (2.819% to 1-30-25, then 3 month LIBOR + 1.209%) (C)	2.819	01-30-26		250,000	261,465
Standard Chartered PLC (3.265% to 11-18-30, then 5 Year CMT + 2.300%) (C)	3.265	02-18-36		250,000	246,921
Standard Chartered PLC (C)	5.700	03-26-44		375,000	469,802
Sumitomo Mitsui Financial Group, Inc.	2.142	09-23-30		475,000	450,188
Wells Fargo & Company (2.572% to 2-11-30, then SOFR + 1.262%)	2.572	02-11-31		500,000	505,310
Capital markets 1.6%
1MDB Global Investments, Ltd.	4.400	03-09-23		1,000,000	1,006,830
Credit Suisse Group AG (4.207% to 6-12-23, then 3 month LIBOR + 1.240%) (C)	4.207	06-12-24		400,000	427,004
LSEGA Financing PLC (C)	2.000	04-06-28		675,000	673,559
MDGH - GMTN BV (C)	2.875	11-07-29		87,000	90,045
State Street Corp.	2.200	03-03-31		750,000	736,530
Consumer finance 0.6%
Capital One Financial Corp.	3.750	03-09-27		400,000	444,092
OneMain Finance Corp.	4.000	09-15-30		33,000	31,928
OneMain Finance Corp.	7.125	03-15-26		156,000	182,325
OneMain Finance Corp.	8.875	06-01-25		33,000	36,506
Synchrony Financial	3.700	08-04-26		400,000	434,633
Insurance 0.5%
Acrisure LLC (C)	4.250	02-15-29		48,000	46,860
Acrisure LLC (C)	7.000	11-15-25		126,000	129,465
Alliant Holdings Intermediate LLC (C)	4.250	10-15-27		47,000	47,588
Alliant Holdings Intermediate LLC (C)	6.750	10-15-27		155,000	162,750
HUB International, Ltd. (C)	7.000	05-01-26		79,000	81,850
Kemper Corp.	2.400	09-30-30		450,000	435,328
Health care 2.0%					3,579,890
Biotechnology 0.2%
AbbVie, Inc.	3.200	11-21-29		400,000	427,586
Health care providers and services 1.0%
AdaptHealth LLC (C)	4.625	08-01-29		88,000	87,508
Centene Corp.	4.250	12-15-27		80,000	83,849
CVS Health Corp.	4.300	03-25-28		250,000	284,445
CVS Health Corp.	4.780	03-25-38		125,000	149,437
Encompass Health Corp.	4.500	02-01-28		83,000	86,009
Encompass Health Corp.	4.625	04-01-31		19,000	20,140
HCA, Inc.	3.500	09-01-30		49,000	50,365
HCA, Inc.	5.250	06-15-49		350,000	430,375
HCA, Inc.	5.375	09-01-26		91,000	103,318
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Legacy LifePoint Health LLC (C)	4.375	02-15-27	23,000	$23,000
LifePoint Health, Inc. (C)	5.375	01-15-29	167,000	167,033
Tenet Healthcare Corp.	4.625	07-15-24	127,000	128,918
Tenet Healthcare Corp. (C)	7.500	04-01-25	33,000	35,558
US Acute Care Solutions LLC (C)	6.375	03-01-26	100,000	104,400
Life sciences tools and services 0.3%
Agilent Technologies, Inc.	2.100	06-04-30	450,000	438,315
Syneos Health, Inc. (C)	3.625	01-15-29	38,000	37,145
Pharmaceuticals 0.5%
Bausch Health Companies, Inc. (C)	5.250	02-15-31	86,000	86,117
Bausch Health Companies, Inc. (C)	6.125	04-15-25	186,000	189,912
Bausch Health Companies, Inc. (C)	7.000	01-15-28	117,000	127,238
Catalent Pharma Solutions, Inc. (C)	5.000	07-15-27	61,000	63,821
Endo DAC (C)	6.000	06-30-28	63,000	47,880
Endo DAC (C)	9.500	07-31-27	138,000	146,280
Endo Luxembourg Finance Company I Sarl (C)	6.125	04-01-29	29,000	28,710
IQVIA, Inc. (C)	5.000	05-15-27	105,000	109,856
Organon Finance 1 LLC (C)	4.125	04-30-28	61,000	62,494
Organon Finance 1 LLC (C)	5.125	04-30-31	58,000	60,181
Industrials 3.4%				6,200,142
Aerospace and defense 0.3%
Bombardier, Inc. (C)	6.000	10-15-22	359,000	359,090
TransDigm, Inc. (C)	6.250	03-15-26	177,000	187,399
TransDigm, Inc. (C)	8.000	12-15-25	13,000	14,121
Air freight and logistics 0.4%
FedEx Corp.	4.400	01-15-47	400,000	454,798
Gol Finance SA (C)	7.000	01-31-25	166,000	152,405
Park-Ohio Industries, Inc.	6.625	04-15-27	82,000	83,845
Airlines 0.2%
Delta Air Lines, Inc. (C)	4.750	10-20-28	20,000	21,962
Delta Air Lines, Inc. (C)	7.000	05-01-25	132,000	153,495
Delta Air Lines, Inc.	7.375	01-15-26	63,000	74,001
United Airlines, Inc. (C)	4.375	04-15-26	69,000	71,603
United Airlines, Inc. (C)	4.625	04-15-29	82,000	85,214
Building products 0.1%
Griffon Corp.	5.750	03-01-28	115,000	122,763
LBM Acquisition LLC (C)	6.250	01-15-29	117,000	119,925
Commercial services and supplies 0.7%
Covanta Holding Corp.	5.000	09-01-30	108,000	110,835
Covanta Holding Corp.	5.875	07-01-25	81,000	84,463
GFL Environmental, Inc. (C)	8.500	05-01-27	101,000	110,595
Illuminate Buyer LLC (C)	9.000	07-01-28	150,000	168,000
Prime Security Services Borrower LLC (C)	5.750	04-15-26	83,000	90,788
Prime Security Services Borrower LLC (C)	6.250	01-15-28	175,000	182,875
Waste Management, Inc.	2.950	06-01-41	500,000	496,893
Electrical equipment 0.1%
WESCO Distribution, Inc. (C)	7.250	06-15-28	188,000	208,680
Machinery 0.2%
Flowserve Corp.	3.500	10-01-30	425,000	440,181
12	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Road and rail 0.3%
CSX Corp.	2.500	05-15-51	525,000	$452,389
Trading companies and distributors 0.3%
Air Lease Corp.	3.625	12-01-27	425,000	451,114
Transportation infrastructure 0.8%
Aeropuerto Internacional de Tocumen SA (C)	6.000	11-18-48	481,638	516,152
CubeSmart LP	3.000	02-15-30	425,000	437,007
DP World PLC (C)	5.625	09-25-48	198,000	240,016
DP World PLC (C)	6.850	07-02-37	55,000	73,013
DP World Salaam (6.000% to 10-1-25, then 5 Year CMT + 5.750%) (F)	6.000	10-01-25	216,000	236,520
Information technology 2.3%				4,138,822
Communications equipment 0.1%
Plantronics, Inc. (C)	4.750	03-01-29	118,000	116,230
Viasat, Inc. (C)	5.625	04-15-27	103,000	107,893
Electronic equipment, instruments and components 0.3%
Flex, Ltd.	4.875	06-15-29	400,000	456,035
IT services 1.0%
Fidelity National Information Services, Inc.	1.150	03-01-26	450,000	445,504
Fiserv, Inc.	3.500	07-01-29	425,000	460,610
Rackspace Technology Global, Inc. (C)	3.500	02-15-28	38,000	36,860
The Western Union Company	2.850	01-10-25	425,000	448,783
Visa, Inc.	2.000	08-15-50	550,000	457,551
Semiconductors and semiconductor equipment 0.8%
Broadcom, Inc.	5.000	04-15-30	375,000	431,305
TSMC Global, Ltd. (C)	1.000	09-28-27	1,000,000	964,648
Software 0.1%
Avaya, Inc. (C)	6.125	09-15-28	49,000	52,063
Crowdstrike Holdings, Inc.	3.000	02-15-29	41,000	40,633
SS&C Technologies, Inc. (C)	5.500	09-30-27	62,000	65,867
Technology hardware, storage and peripherals 0.0%
Seagate HDD Cayman (C)	3.125	07-15-29	57,000	54,840
Materials 1.6%				2,938,367
Chemicals 0.6%
CF Industries, Inc.	5.150	03-15-34	37,000	43,290
GCP Applied Technologies, Inc. (C)	5.500	04-15-26	173,000	177,758
Huntsman International LLC	4.500	05-01-29	400,000	448,771
INEOS Quattro Finance 2 PLC (C)	3.375	01-15-26	48,000	47,940
Nutrien, Ltd.	3.950	05-13-50	400,000	443,698
Construction materials 0.2%
Cemex SAB de CV (C)	7.375	06-05-27	40,000	45,360
Standard Industries, Inc. (C)	3.375	01-15-31	94,000	88,109
US Concrete, Inc. (C)	5.125	03-01-29	93,000	96,023
White Cap Buyer LLC (C)	6.875	10-15-28	138,000	146,453
Containers and packaging 0.1%
Graham Packaging Company, Inc. (C)	7.125	08-15-28	95,000	101,888
Metals and mining 0.6%
Corp. Nacional del Cobre de Chile	3.000	09-30-29	213,000	218,958
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	117,000	121,461
Hudbay Minerals, Inc. (C)	4.500	04-01-26	56,000	56,840
Hudbay Minerals, Inc. (C)	6.125	04-01-29	133,000	141,421
Indonesia Asahan Aluminium Persero PT (C)	5.800	05-15-50	508,000	597,535
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Paper and forest products 0.1%
Flex Acquisition Company, Inc. (C)	6.875	01-15-25	86,000	$87,398
Mercer International, Inc. (C)	5.125	02-01-29	73,000	75,464
Real estate 1.6%				3,021,032
Equity real estate investment trusts 1.5%
American Homes 4 Rent LP	4.250	02-15-28	400,000	444,385
Boston Properties LP	2.550	04-01-32	450,000	435,185
Equinix, Inc.	1.800	07-15-27	250,000	247,860
Equinix, Inc.	2.150	07-15-30	250,000	240,495
MGM Growth Properties Operating Partnership LP	5.750	02-01-27	83,000	92,571
Office Properties Income Trust	4.250	05-15-24	425,000	448,591
SITE Centers Corp.	4.250	02-01-26	225,000	243,308
SITE Centers Corp.	4.700	06-01-27	225,000	249,381
WEA Finance LLC (C)	2.875	01-15-27	450,000	457,656
Real estate management and development 0.1%
Mattamy Group Corp. (C)	4.625	03-01-30	160,000	161,600
Utilities 2.7%				4,979,031
Electric utilities 2.1%
Appalachian Power Company	3.700	05-01-50	425,000	440,217
Electricite de France SA (C)	4.500	09-21-28	375,000	433,895
Enel Finance International NV (C)	4.625	09-14-25	375,000	426,234
Entergy Texas, Inc.	3.550	09-30-49	450,000	462,379
Eskom Holdings SOC, Ltd. (C)	6.750	08-06-23	158,000	164,696
Eskom Holdings SOC, Ltd. (C)	8.450	08-10-28	270,000	298,072
FirstEnergy Corp.	5.350	07-15-47	400,000	464,000
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	450,000	445,046
NRG Energy, Inc.	5.750	01-15-28	70,000	74,375
Vistra Operations Company LLC (C)	3.550	07-15-24	425,000	440,959
Vistra Operations Company LLC (C)	5.000	07-31-27	35,000	36,261
Vistra Operations Company LLC (C)	5.625	02-15-27	133,000	138,320
Independent power and renewable electricity producers 0.3%
Calpine Corp. (C)	4.500	02-15-28	155,000	156,659
Exelon Generation Company LLC	5.600	06-15-42	400,000	450,645
Mong Duong Finance Holdings BV (C)	5.125	05-07-29	50,000	50,375
Multi-utilities 0.3%
CenterPoint Energy, Inc.	4.250	11-01-28	400,000	452,367

Cometa Energia SA de CV (C)	6.375	04-24-35	39,302	44,531
Term loans (H) 17.7%				$32,327,593
(Cost $32,484,158)
Communication services 2.3%				4,184,617
Diversified telecommunication services 1.0%
Cablevision Lightpath LLC, Term Loan B (1 month LIBOR + 3.250%)	3.750	11-30-27	152,941	152,253
Cincinnati Bell, Inc., 2017 Term Loan (1 month LIBOR + 3.250%)	4.250	10-02-24	308,272	307,772
Consolidated Communications, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.250	10-02-27	162,852	162,445
Intelsat Jackson Holdings SA, 2017 Term Loan B3 (E)	0.000	11-27-23	835,000	847,634
Iridium Satellite LLC, 2021 Term Loan B (1 month LIBOR + 2.750%)	3.750	11-04-26	152,935	153,126
Radiate Holdco LLC, 2020 Term Loan (1 month LIBOR + 3.500%)	4.250	09-25-26	199,902	199,986
Entertainment 0.2%
UFC Holdings LLC, 2021 Term Loan B (6 month LIBOR + 3.000%)	3.750	04-29-26	304,941	303,654
14	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services 0.2%
MH Sub I LLC, 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	4.750	09-13-24	306,503	$306,120
Media 0.5%
Altice France SA, USD Term Loan B11 (3 month LIBOR + 2.750%)	2.936	07-31-25	264,055	258,333
Charter Communications Operating LLC, 2019 Term Loan B1 (1 month LIBOR + 1.750%)	1.870	04-30-25	154,000	153,487
CSC Holdings LLC, 2017 Term Loan B1 (1 month LIBOR + 2.250%)	2.365	07-17-25	308,255	304,411
Terrier Media Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%)	3.613	12-17-26	263,141	260,920
Wireless telecommunication services 0.4%
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%)	3.750	11-12-27	149,625	149,363
MTN Infrastructure TopCo, Inc., 2020 Term Loan B (1 month LIBOR + 4.000%)	5.000	11-17-24	307,721	307,626
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%)	1.870	04-11-25	153,493	152,326
Syniverse Holdings, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 5.000%)	6.000	03-09-23	167,637	165,161
Consumer discretionary 2.1%				3,756,198
Auto components 0.1%
Clarios Global LP, 2021 USD Term Loan B (1 month LIBOR + 3.250%)	3.363	04-30-26	230,138	227,606
Diversified consumer services 0.2%
Whatabrands LLC, 2020 Term Loan B (1 month LIBOR + 2.750%)	2.866	07-31-26	154,794	153,686
WW International, Inc., 2021 Term Loan B (3 month LIBOR + 3.500%)	3.686	04-13-28	205,000	204,846
Hotels, restaurants and leisure 0.8%
Alterra Mountain Company, 2020 Term Loan B (1 month LIBOR + 4.500%)	5.500	08-01-26	163,350	163,758
Alterra Mountain Company, Term Loan B1 (1 month LIBOR + 2.750%)	2.863	07-31-24	100,000	98,274
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%)	2.337	09-15-23	309,145	308,468
Golden Nugget LLC, 2017 Incremental Term Loan B (2 month LIBOR + 2.500%)	3.250	10-04-23	232,205	229,177
Hilton Worldwide Finance LLC, 2019 Term Loan B (I)	TBD	06-22-26	165,000	163,419
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.250%)	4.250	12-15-27	239,400	238,727
Motion Finco LLC, Delayed Draw Term Loan B2 (3 month LIBOR + 3.250%)	3.453	11-12-26	27,613	26,625
Motion Finco LLC, USD Term Loan B1 (3 month LIBOR + 3.250%)	3.453	11-12-26	210,094	202,577
Household durables 0.1%
Weber-Stephen Products LLC, Term Loan B (1 month LIBOR + 3.250%)	4.000	10-30-27	154,613	154,467
Leisure products 0.2%
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.613	08-05-24	224,990	224,639
Hayward Industries, Inc., 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	4.500	08-04-26	51,355	51,269
Specialty retail 0.7%
Belron Finance US LLC, 2019 USD Term Loan B3 (3 month LIBOR + 2.250%)	2.436	10-30-26	197,485	195,635
Great Outdoors Group LLC, 2021 Term Loan B (6 month LIBOR + 4.250%)	5.000	03-06-28	308,363	309,423
Harbor Freight Tools USA, Inc., 2020 Term Loan B (1 month LIBOR + 3.000%)	3.750	10-19-27	153,103	152,927
Nascar Holdings LLC, Term Loan B (1 month LIBOR + 2.750%)	2.863	10-19-26	241,476	239,699
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month LIBOR + 3.250%)	4.000	03-03-28	152,176	151,203
PetSmart, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.500	02-12-28	150,000	150,300
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	5.000	04-15-28	110,000	109,473
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 1.9%				$3,556,759
Beverages 0.4%
City Brewing Company LLC, Closing Date Term Loan (3 month LIBOR + 3.500%)	4.250	04-05-28	225,000	225,281
Refresco Holding BV, USD Term Loan B3 (3 month LIBOR + 3.250%)	3.448	03-28-25	307,503	305,836
Triton Water Holdings, Inc., Term Loan (3 month LIBOR + 3.500%)	4.000	03-31-28	185,000	184,277
Food and staples retailing 0.1%
Shearer's Foods LLC, 2021 Term Loan (3 month LIBOR + 3.500%)	4.250	09-23-27	153,115	152,829
Food products 0.8%
B&G Foods, Inc., 2019 Term Loan B (I)	TBD	10-10-26	165,000	164,657
Chobani LLC, 2020 Term Loan B (1 month LIBOR + 3.500%)	4.500	10-20-27	167,928	167,844
Dole Food Company, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%)	3.750	04-06-24	307,079	306,695
Froneri US, Inc., 2020 USD 2nd Lien Term Loan (1 month LIBOR + 5.750%)	5.863	01-31-28	75,000	75,610
Froneri US, Inc., 2020 USD Term Loan (1 month LIBOR + 2.250%)	2.363	01-29-27	151,294	148,969
Hostess Brands LLC, 2019 Term Loan (1, 2, and 3 month LIBOR + 2.250%)	3.000	08-03-25	305,451	303,924
Upfield USA Corp., 2018 USD Term Loan B2 (6 month LIBOR + 3.000%)	3.260	07-02-25	154,079	151,681
Utz Quality Foods LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.113	01-20-28	159,600	159,401
Household products 0.2%
Diamond BC BV, USD Term Loan (2 month LIBOR + 3.000%)	3.185	09-06-24	156,326	155,545
Kronos Acquisition Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.250	12-22-26	184,538	181,836
Personal products 0.4%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%)	2.113	01-26-24	317,772	318,112
Revlon Consumer Products Corp., 2016 Term Loan B (2 and 3 month LIBOR + 3.500%)	4.250	09-07-23	396,939	202,836
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%)	4.500	10-01-26	351,591	351,426
Energy 0.4%				732,648
Energy equipment and services 0.2%
ChampionX Corp., 2018 1st Lien Term Loan (1 month LIBOR + 2.500%)	2.625	05-09-25	151,368	150,422
Covia Holdings Corp., 2020 PIK Take Back Term Loan (3 month LIBOR + 4.000%)	5.000	07-31-26	177,568	170,984
Oil, gas and consumable fuels 0.2%
Buckeye Partners LP, 2021 Term Loan B (3 month LIBOR + 2.250%)	2.359	11-01-26	262,249	261,079
Prairie ECI Acquiror LP, Term Loan B (1 month LIBOR + 4.750%)	4.863	03-11-26	154,767	150,163
Financials 1.3%				2,329,110
Capital markets 0.2%
Blackstone CQP Holdco LP, Term Loan B (3 month LIBOR + 3.500%)	3.687	09-30-24	153,142	152,879
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan (3 month LIBOR + 6.750%)	7.750	11-28-23	229,355	229,858
Diversified financial services 0.5%
AlixPartners LLP, 2021 USD Term Loan B (1 month LIBOR + 2.750%)	3.250	02-04-28	245,000	243,814
Allied Universal Holdco LLC, 2019 Term Loan B (1 month LIBOR + 4.250%)	4.363	07-10-26	151,877	151,480
Crown Finance US, Inc., 2018 USD Term Loan (6 month LIBOR + 2.500%)	3.500	02-28-25	189,175	162,032
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%)	4.750	04-09-27	304,918	305,299
Zebra Buyer LLC, Term Loan B (I)	TBD	04-21-28	95,000	94,852
Insurance 0.6%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%)	3.703	02-15-27	154,610	152,032
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%)	3.363	05-09-25	229,235	226,106
16	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%)	3.363	12-23-26	262,924	$260,994
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%)	4.000	04-25-25	197,027	196,720
Ryan Specialty Group LLC, Term Loan (1 month LIBOR + 3.000%)	3.750	09-01-27	153,428	153,044
Health care 2.2%				4,075,790
Health care equipment and supplies 0.1%
Global Medical Response, Inc., 2020 Term Loan B (3 month LIBOR + 4.750%)	5.750	10-02-25	308,592	308,901
Health care providers and services 0.9%
Air Methods Corp., 2017 Term Loan B (3 month LIBOR + 3.500%)	4.500	04-22-24	317,134	311,943
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.863	10-10-25	523,096	437,523
LifePoint Health, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	3.863	11-16-25	260,746	259,643
Surgery Center Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.250%)	4.250	09-03-24	306,773	305,478
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	3.750	02-06-24	329,689	306,499
Health care technology 0.2%
Change Healthcare Holdings LLC, 2017 Term Loan B (1 and 3 month LIBOR + 2.500%)	3.500	03-01-24	331,646	331,119
Life sciences tools and services 0.3%
Avantor Funding, Inc., 2020 Incremental Term Loan B4 (1 month LIBOR + 2.250%)	3.250	11-08-27	304,238	304,161
PPD, Inc., Initial Term Loan (1 month LIBOR + 2.250%)	2.750	01-13-28	230,000	229,425
Pharmaceuticals 0.7%
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	3.113	06-02-25	230,900	230,453
Catalent Pharma Solutions, Inc., 2021 Term Loan B3 (1 month LIBOR + 2.000%)	2.500	02-22-28	153,275	153,211
Endo Luxembourg Finance Company I Sarl, 2021 Term Loan (1 month LIBOR + 5.000%)	5.750	03-10-28	187,383	182,230
IQVIA, Inc., 2017 USD Term Loan B2 (1 month LIBOR + 1.750%)	1.863	01-17-25	152,225	151,578
Jazz Financing Lux Sarl, USD Term Loan (I)	TBD	04-22-28	95,000	95,198
McAfee LLC, 2018 USD Term Loan B (1 month LIBOR + 3.750%)	3.860	09-30-24	299,149	298,924
Organon & Company, Term Loan (I)	TBD	04-07-28	170,000	169,504
Industrials 3.8%				6,894,511
Air freight and logistics 0.2%
XPO Logistics, Inc., 2021 Term Loan (3 month LIBOR + 1.750%)	1.950	02-24-25	310,000	308,193
Airlines 0.3%
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%)	6.250	06-21-27	300,000	319,929
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%)	4.750	10-20-27	145,000	152,196
Building products 0.3%
Cornerstone Building Brands, Inc., 2021 Term Loan B (3 month LIBOR + 3.250%)	3.365	04-12-28	197,581	195,605
HNC Holdings, Inc., Term Loan B (3 month LIBOR + 4.000%)	5.000	10-05-23	197,275	197,325
LBM Acquisition LLC, Delayed Draw Term Loan (I)	TBD	12-17-27	27,273	27,197
LBM Acquisition LLC, Term Loan B (I)	TBD	12-17-27	122,727	122,386
Commercial services and supplies 0.9%
Camelot Finance SA, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%)	4.000	10-30-26	304,238	304,238
GFL Environmental, Inc., 2020 Term Loan (1 month LIBOR + 3.000%)	3.500	05-30-25	228,099	228,058
Intrado Corp., 2017 Term Loan (3 month LIBOR + 4.000%)	5.000	10-10-24	235,590	229,799
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	5.113	09-21-26	198,740	199,195
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Prime Security Services Borrower LLC, 2021 Term Loan (1, 3 and 12 month LIBOR + 2.750%)	3.500	09-23-26	247,122	$246,643
TruGreen LP, 2020 Term Loan (1 month LIBOR + 4.000%)	4.750	11-02-27	304,238	303,857
Win Waste Innovations Holdings, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%)	3.250	03-24-28	130,000	129,485
Electrical equipment 0.1%
Vertiv Group Corp., 2021 Term Loan B (3 month LIBOR + 2.750%)	2.869	03-02-27	196,516	195,323
Machinery 1.7%
Alliance Laundry Systems LLC, Term Loan B (1 and 3 month LIBOR + 3.500%)	4.250	10-08-27	149,625	149,516
Blount International, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	4.750	04-12-23	465,982	466,368
Brown Group Holding LLC, Term Loan B (I)	TBD	04-27-28	95,000	94,496
Douglas Dynamics LLC, 2020 Additional Term Loan B (1 month LIBOR + 3.750%)	4.750	06-08-26	182,197	181,742
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	3.113	03-29-25	534,628	528,838
Filtration Group Corp., 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	4.500	03-29-25	152,866	152,675
Gates Global LLC, 2021 Term Loan B3 (1 month LIBOR + 2.750%)	3.500	03-31-27	693,369	690,374
Lummus Technology Holdings V LLC, 2021 Term Loan (1 month LIBOR + 3.500%)	3.613	06-30-27	247,538	245,733
Navistar, Inc., 2017 1st Lien Term Loan B (1 month LIBOR + 3.500%)	3.610	11-06-24	227,876	227,592
Vertical U.S. Newco, Inc., USD Term Loan B (6 month LIBOR + 4.250%)	4.478	07-30-27	153,166	153,358
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.611	10-23-25	211,162	208,522
Professional services 0.3%
Creative Artists Agency LLC, 2019 Term Loan B (1 month LIBOR + 3.750%)	3.863	11-26-26	233,692	231,427
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%)	3.361	02-06-26	316,763	314,881
Trading companies and distributors 0.0%
Beacon Roofing Supply, Inc., 2017 Term Loan B (1 month LIBOR + 2.250%)	2.363	01-02-25	89,972	89,560
Information technology 2.0%				3,745,932
Communications equipment 0.2%
CommScope, Inc., 2019 Term Loan B (1 month LIBOR + 3.250%)	3.363	04-06-26	151,573	150,342
Plantronics, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.609	07-02-25	140,734	138,838
Electronic equipment, instruments and components 0.3%
CPI International, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	07-26-24	230,476	229,324
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	02-28-25	162,132	155,850
Robertshaw US Holding Corp., 2018 2nd Lien Term Loan (1 month LIBOR + 8.000%)	9.000	02-28-26	180,000	155,399
IT services 0.1%
Rackspace Technology Global, Inc., 2021 Term Loan (3 month LIBOR + 2.750%)	3.500	02-15-28	230,000	228,013
Software 0.7%
BY Crown Parent LLC, Term Loan B1 (1 month LIBOR + 3.000%)	4.000	02-02-26	152,092	151,902
Finastra USA, Inc., USD 1st Lien Term Loan (6 month LIBOR + 3.500%)	4.500	06-13-24	230,176	226,005
Sophia LP, 2020 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.500	10-07-27	229,425	229,235
Surf Holdings LLC, USD Term Loan (3 month LIBOR + 3.500%)	3.676	03-05-27	309,970	306,799
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%)	3.863	05-04-26	319,924	319,892
Xperi Holding Corp., 2020 Term Loan B (1 month LIBOR + 4.000%)	4.113	06-02-25	147,114	147,236
Technology hardware, storage and peripherals 0.7%
Dell International LLC, 2021 Term Loan B (1 month LIBOR + 1.750%)	2.000	09-19-25	949,735	948,634
18	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 2.750%)	3.750	05-16-24	129,288	$129,073
TierPoint LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	4.500	05-05-26	231,268	229,390
Materials 1.4%				2,552,003
Chemicals 0.7%
Alpha 3 BV, 2021 USD Term Loan B (3 month LIBOR + 2.500%)	3.000	03-18-28	250,000	248,230
Encapsys LLC, 2020 Term Loan B2 (1 month LIBOR + 3.250%)	4.250	11-07-24	229,763	229,189
Ferro Corp., 2018 USD Term Loan B1 (3 month LIBOR + 2.250%)	2.453	02-14-24	117,574	117,029
Gemini HDPE LLC, 2020 Term Loan B (3 month LIBOR + 3.000%)	3.500	12-31-27	231,939	231,287
INEOS US Petrochem LLC, 2021 USD Term Loan B (3 month LIBOR + 2.750%)	3.250	01-29-26	275,000	273,625
PQ Corp., 2018 Term Loan B (3 month LIBOR + 2.250%)	2.436	02-07-27	122,679	121,568
PQ Corp., 2020 USD Incremental Term Loan B (3 month LIBOR + 3.000%)	4.000	02-07-27	107,296	107,216
Construction materials 0.2%
White Cap Buyer LLC, Term Loan B (3 month LIBOR + 4.000%)	4.500	10-19-27	305,732	305,509
Containers and packaging 0.3%
Graham Packaging Company, Inc., 2021 Term Loan (1 month LIBOR + 3.000%)	3.750	08-04-27	308,593	307,612
Reynolds Group Holdings, 2020 Term Loan B2 (1 month LIBOR + 3.250%)	3.363	02-05-26	154,613	153,144
Paper and forest products 0.2%
Asplundh Tree Expert LLC, 2021 Term Loan B (1 month LIBOR + 1.750%)	1.863	09-07-27	152,966	152,320
Flex Acquisition Company, Inc., 2021 Term Loan (3 month LIBOR + 3.500%)	4.000	02-23-28	308,791	305,274
Real estate 0.1%				153,304
Equity real estate investment trusts 0.1%
VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 1.750%)	1.858	12-20-24	155,000	153,304
Utilities 0.2%				346,721
Electric utilities 0.2%

Vistra Operations Company LLC, Term Loan B (I)	TBD	12-31-25	350,000	346,721

Collateralized mortgage obligations 20.2%				$36,922,826
(Cost $36,714,391)
Commercial and residential 20.0%				36,557,187
BBCMS Mortgage Trust
Series 2018-TALL, Class A (1 month LIBOR + 0.722%) (B)(C)	0.828	03-15-37	700,000	698,238
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (B)(C)	1.077	03-15-37	1,325,000	1,311,704
BBCMS Trust Series 2018-BXH, Class A (1 month LIBOR + 1.000%) (B)(C)	1.106	10-15-37	1,731,762	1,734,770
BB-UBS Trust
Series 2012-TFT, Class A (C)	2.892	06-05-30	2,000,000	1,991,754
Series 2012-TFT, Class B (C)(J)	3.468	06-05-30	700,000	560,350
BX Commercial Mortgage Trust
Series 2019-IMC, Class B (1 month LIBOR + 1.300%) (B)(C)	1.406	04-15-34	1,440,000	1,432,781
Series 2019-XL, Class B (1 month LIBOR + 1.080%) (B)(C)	1.186	10-15-36	1,410,767	1,411,210
Series 2020-BXLP, Class B (1 month LIBOR + 1.000%) (B)(C)	1.106	12-15-36	1,496,966	1,496,965
CG-CCRE Commercial Mortgage Trust Series 2014-FL2, Class A (1 month LIBOR + 1.854%) (B)(C)	1.960	11-15-31	1,211,134	1,188,780
CHT Mortgage Trust Series 2017-CSMO, Class A (1 month LIBOR + 0.930%) (B)(C)	1.036	11-15-36	200,000	200,123
Citigroup Commercial Mortgage Trust (Citigroup/Drexel Hamilton) Series 2018-TBR, Class A (1 month LIBOR + 0.830%) (B)(C)	0.936	12-15-36	1,075,000	1,071,217
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CLNY Trust Series 2019-IKPR, Class A (1 month LIBOR + 1.129%) (B)(C)	1.235	11-15-38	500,000	$499,695
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2012-CR3, Class C (C)(J)	4.584	10-15-45	200,000	160,414
CSAIL Commercial Mortgage Trust Series 2015-C2, Class D (J)	4.190	06-15-57	200,000	163,193
GS Mortgage Securities Corp. Trust Series 2018-3PCK, Class D (1 month LIBOR + 4.000%) (B)(C)	4.106	09-15-31	1,000,000	840,435
HMH Trust Series 2017-NSS, Class E (C)	6.292	07-05-31	1,350,000	1,232,385
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class AFL (1 month LIBOR + 1.830%) (B)(C)	1.933	08-05-34	3,250,000	3,038,031
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (J)	2.860	01-25-36	455,432	402,507
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AMS	5.337	05-15-47	1,659,838	1,397,369
Series 2019-MARG, Class A (1 month LIBOR + 1.100%) (B)(C)	1.206	05-15-34	2,250,000	2,237,468
Key Commercial Mortgage Securities Trust Series 2019-S2, Class A1 (C)	2.656	06-15-52	2,729,656	2,833,991
Morgan Stanley Bank of America Merrill Trust
Series 2013-C10, Class D (C)(J)	4.217	07-15-46	400,000	224,318
Series 2013-C12, Class F (C)	3.709	10-15-46	500,000	216,140
Morgan Stanley Capital I Trust
Series 2019-BPR, Class D (1 month LIBOR + 4.000%) (B)(C)	4.106	05-15-36	930,000	646,237
Series 2019-NUGS, Class A (1 month LIBOR + 0.950%) (B)(C)	2.450	12-15-36	2,200,000	2,217,987
MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV, Class C (C)(J)	4.284	10-15-30	1,800,000	1,412,434
MSCG Trust Series 2018-SELF, Class A (1 month LIBOR + 0.900%) (B)(C)	1.006	10-15-37	1,275,000	1,274,985
MTRO Commercial Mortgage Trust Series 2019-TECH, Class A (1 month LIBOR + 0.900%) (B)(C)	1.006	12-15-33	2,375,000	2,372,021
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (C)(J)	3.834	01-15-32	1,150,000	1,223,157
TTAN Series 2021-MHC, Class A (1 month LIBOR + 0.900%) (B)(C)	0.960	03-15-38	300,000	300,000
WaMu Mortgage Pass-Through Certificates Series 2005-AR1, Class A1A (1 month LIBOR + 0.320%) (B)	0.749	01-25-45	426,731	424,016
WFRBS Commercial Mortgage Trust Series 2012-C9, Class E (C)(J)	4.811	11-15-45	400,000	342,512
U.S. Government Agency 0.2%				365,639
Federal Home Loan Mortgage Corp.
Series 2015-SC02, Class 1A	3.000	09-25-45	81,448	81,973

Series 4013, Class DK	3.000	02-15-31	277,104	283,666
Asset backed securities 3.1%				$5,617,935
(Cost $5,548,453)
Asset backed securities 3.1%				5,617,935
Aqua Finance Trust Series 2019-A, Class A (C)	3.140	07-16-40	1,066,499	1,094,078
Drive Auto Receivables Trust Series 2019-1, Class C	3.780	04-15-25	389,093	393,656
Hertz Vehicle Financing II LP Series 2017-1A, Class A (C)	2.960	10-25-21	215,146	216,047
Invitation Homes Trust Series 2018-SFR3, Class A (1 month LIBOR + 1.000%) (B)(C)	1.108	07-17-37	817,361	819,432
SMB Private Education Loan Trust
Series 2015-B, Class A3 (1 month LIBOR + 1.750%) (B)(C)	1.856	05-17-32	900,000	912,524
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (B)(C)	0.856	10-15-35	473,640	475,397
SoFi Professional Loan Program LLC
Series 2015-C, Class A1 (1 month LIBOR + 1.050%) (B)(C)	1.159	08-27-35	334,464	334,578
20	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-C, Class A1 (1 month LIBOR + 1.100%) (B)(C)	1.209	10-27-36	355,896	$357,466
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) (B)(C)	1.059	01-25-39	197,179	197,979
Towd Point Mortgage Trust Series 2018-4, Class A1 (C)(J)	3.000	06-25-58	787,373	816,778

	Shares	Value
Common stocks 0.0%		$8,729
(Cost $98,214)
Energy 0.0%		8,729
Energy equipment and services 0.0%
Paragon Offshore PLC, Litigation Trust A (K)	2,695	270
Paragon Offshore PLC, Litigation Trust B (K)	1,348	8,397
Oil, gas and consumable fuels 0.0%
Euronav NV	7	60
Southcross Holdings LP, Class A (G)(K)	246	2

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$0
(Cost $4,430)
Texas Competitive Electric Holdings Company LLC (G)(K)	11.500	10-01-20	10,820,544	0

	Yield*(%)	Maturity date		Par value^	Value
Short-term investments 3.6%					$6,554,575
(Cost $6,554,323)
Foreign government 0.1%					111,350
Egypt Treasury Bill	11.704	08-10-21	EGP	725,000	44,700
Egypt Treasury Bill	11.812	09-28-21	EGP	1,100,000	66,650

	Yield (%)	Shares	Value
Short-term funds 3.5%			6,443,225

State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.0159(L)	6,443,225	6,443,225

Total investments (Cost $180,220,035) 98.4%	$179,665,987
Other assets and liabilities, net 1.6%	2,875,591
Total net assets 100.0%	$182,541,578

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	21

THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $71,567,703 or 39.2% of the fund's net assets as of 4-30-21.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Non-income producing security.
(L)	The rate shown is the annualized seven-day yield as of 4-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 4-30-21:
United States	73.3%
United Kingdom	1.8%
Mexico	1.6%
Indonesia	1.3%
France	1.3%
Luxembourg	1.2%
Canada	1.1%
Other countries	18.4%
TOTAL	100.0%
22	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Jun 2021	$37,558,691	$37,528,828	$(29,863)
5-Year U.S. Treasury Note Futures	394	Long	Jun 2021	49,211,477	48,831,375	(380,102)
Ultra U.S. Treasury Bond Futures	164	Short	Jun 2021	(31,223,441)	(30,488,625)	734,816
						$324,851
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,170,000	USD	899,576	CITI	5/14/2021	$1,770	—
AUD	1,170,000	USD	911,733	GSI	5/26/2021	—	$(10,334)
BRL	950,000	USD	164,275	CITI	5/4/2021	10,613	—
BRL	286,000	USD	49,448	GSI	5/4/2021	3,203	—
BRL	932,000	USD	171,932	CITI	6/2/2021	—	(821)
BRL	286,000	USD	52,790	GSI	6/2/2021	—	(282)
CLP	53,906,592	USD	76,691	CITI	7/29/2021	—	(877)
CZK	1,113,452	USD	50,159	CITI	6/8/2021	1,604	—
CZK	1,393,750	USD	62,791	GSI	6/8/2021	2,003	—
CZK	1,319,792	USD	59,445	JPM	6/8/2021	1,911	—
EUR	3,400,000	USD	4,094,012	CITI	5/26/2021	—	(4,608)
EUR	72	USD	85	CITI	6/30/2021	2	—
EUR	783,303	USD	929,433	JPM	6/30/2021	13,393	—
HUF	16,385,000	USD	53,006	CITI	6/8/2021	1,689	—
HUF	34,357,150	USD	111,179	GSI	6/8/2021	3,508	—
HUF	15,355,850	USD	49,680	JPM	6/8/2021	1,579	—
IDR	535,844,000	USD	36,579	GSI	6/16/2021	268	—
IDR	639,296,000	USD	43,599	JPM	6/16/2021	361	—
JPY	197,050,000	USD	1,804,350	JPM	5/12/2021	—	(1,287)
JPY	195,566,660	USD	1,808,464	CITI	5/26/2021	—	(18,789)
MXN	518,000	USD	24,831	GSI	5/28/2021	673	—
MXN	1,146,725	USD	54,978	JPM	5/28/2021	1,482	—
PEN	335,000	USD	89,383	JPM	5/14/2021	—	(861)
PLN	133,000	USD	33,947	CITI	6/8/2021	1,130	—
PLN	495,266	USD	126,477	GSI	6/8/2021	4,143	—
THB	6,495,000	USD	206,779	CITI	6/30/2021	1,744	—
THB	3,822,255	USD	122,111	GSI	6/30/2021	604	—
USD	906,070	AUD	1,170,000	GSI	5/14/2021	4,724	—
USD	175,474	BRL	950,000	CITI	5/4/2021	586	—
USD	52,904	BRL	286,000	GSI	5/4/2021	254	—
USD	4,227	BRL	23,000	CITI	6/2/2021	4	—
USD	162,615	CNY	1,058,396	HUS	6/30/2021	—	(148)
USD	145,528	COP	541,792,000	CITI	6/30/2021	1,568	—
USD	1,691,191	EUR	1,417,679	JPM	6/30/2021	—	(15,204)
USD	36,309	IDR	535,844,000	GSI	6/16/2021	—	(538)
USD	43,407	IDR	639,296,000	JPM	6/16/2021	—	(554)
USD	1,380,890	JPY	150,570,000	GSI	5/26/2021	2,990	—
USD	129,907	MXN	2,727,000	GSI	5/28/2021	—	(4,358)
USD	54,642	MXN	1,146,725	JPM	5/28/2021	—	(1,817)
USD	198,576	PEN	739,000	JPM	5/14/2021	3,298	—
USD	56,499	RUB	4,264,275	GSI	6/30/2021	209	—
USD	82,067	THB	2,574,000	GSI	6/30/2021	—	(572)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	23

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	276,988	ZAR	4,046,664	GSI	6/17/2021	—	$(358)
						$65,313	$(61,408)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.35	12,200,000	USD	$12,200,000	1.000%	Quarterly	Jun 2026	$400,974	$(18,010)	$382,964
Centrally cleared	CDX.NA.IG.36	10,550,000	USD	10,550,000	1.000%	Quarterly	Jun 2026	(224,676)	(48,878)	(273,554)
				$22,750,000				$176,298	$(66,888)	$109,410

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.36	2.870%	7,400,000	USD	$7,400,000	5.000%	Quarterly	Jun 2026	$664,249	$105,045	$769,294
					$7,400,000				$664,249	$105,045	$769,294

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Bhat
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
24	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$1,700,621	—	$1,700,621	—
Foreign government obligations	25,421,163	—	25,421,163	—
Corporate bonds	71,112,545	—	71,112,499	$46
Term loans	32,327,593	—	32,327,593	—
Collateralized mortgage obligations	36,922,826	—	36,922,826	—
Asset backed securities	5,617,935	—	5,617,935	—
Common stocks	8,729	$60	8,667	2
Short-term investments	6,554,575	6,443,225	111,350	—
Total investments in securities	$179,665,987	$6,443,285	$173,222,654	$48
Derivatives:
Assets
Futures	$734,816	$734,816	—	—
Forward foreign currency contracts	65,313	—	$65,313	—
Swap contracts	1,152,258	—	1,152,258	—
Liabilities
Futures	(409,965)	(409,965)	—	—
Forward foreign currency contracts	(61,408)	—	(61,408)	—
Swap contracts	(273,554)	—	(273,554)	—
|	25

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$6,612,611	$(6,612,179)	$(432)	—	$5,727	—	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
26	|